UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS

                                                            (Exact name of registrant as specified in charter)

20 Phelps Rd., Old Chatham, NY          12136

                                                                                   (Address of principal executive offices) (Zip code)

Paul Michael Frank

20 Phelps Rd., Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Aviemore Fund

SEMI-ANNUAL REPORT

October 31, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example

(Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 30, 2005 and held through October 31, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                        Expenses Paid

                                                        Beginning                    Ending                 During the Period*

                                                    Account Value           Account Value            April 30, 2005 to

                                        April 30, 2005          October 31, 2005          October 31, 2005

Actual                                  $1,000.00                 $1,054.66                          $9.06

Hypothetical                         $1,000.00                 $1,016.38                          $8.89

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365.

2005 Semi-Annual Report  1

Aviemore Fund

	Schedule of Investments
	October 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS

Exchange Traded Funds
5,000	iShares MSCI Hong Kong Index	63,200
1,000	iShares S&P Global Energy Sector	92,480
3,000	iShares Dow Jones US Telecom	69,360
20,000	iShares Russell 2000 Index	1,278,200
500	iShares Russell 2000 Value Index	96,255
1,000	iShares S&P MidCap 400/BARRA Value	135,160
50,000	MSCI Japan	605,500
		2,340,155	77.02%

Total for Exchange Traded Funds		2,340,155	77.02%
	(Cost $2,213,093)

Money Market Fund
700,399	First American Treasury Obligation Fund Cl Y 3.42% *	700,399	23.05%
	(Cost $700,399)

	Total Investments	3,040,554	100.07%
	(Identified Cost - $2,913,492)

	Liabilties in Excess of Other Assets	(2,190)	-0.07%

	Net Assets	$ 3,038,364	100.00%

* Variable rate security; the coupon rate shown represents the rate at October 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  2

Aviemore Fund

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 3,040,554
(Identified Cost - $2,913,492)
Receivables:
Dividends and Interest	2,329
Total Assets	3,042,883
Liabilities:
Management Fees Payable	4,519
Total Liabilities	4,519
Net Assets	$ 3,038,364
Net Assets Consist of:
Paid In Capital	2,953,620
Accumulated Net Investment Income (Loss)	(10,314)
Accumulated Realized Gain (Loss) on Investments - Net	(32,004)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	127,062
Net Assets, for 291,552 Shares Outstanding	$ 3,038,364
(Unlimited number of shares authorized)
Net Asset Value and Redemption Price
Per Share ($3,038,364/291,552 shares)	$ 10.42

Statement of Operations
For the six-month period ended October 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 6,465
Interest	8,499
Total Investment Income	14,964
Expenses:
Management Fees	27,870
Total Expenses	27,870

Net Investment Income	(12,906)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	100,198
Net Change In Unrealized Appreciation (Depreciation) on Investments	84,503
Net Realized and Unrealized Gain (Loss) on Investments	184,701

Net Increase (Decrease) in Net Assets from Operations	$ 171,795

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  3

Aviemore Fund

Statement of Changes in Net Assets
	(Unaudited)
	5/1/2005		5/3/2004*
	to		to
	10/31/2005		4/30/2005
From Operations:
Net Investment Income	$ (12,906)		$ 2,592
Net Realized Gain (Loss) on Investments	100,198		(132,202)
Net Change In Unrealized Appreciation (Depreciation)	84,503		42,559
Increase (Decrease) in Net Assets from Operations	171,795		(87,051)
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	0		0
From Capital Share Transactions:
Proceeds From Sale of Shares	142,300		4,486,643
Shares Issued on Reinvestment of Dividends	0		0
Cost of Shares Redeemed	(353,785)		(1,421,538)
Net Increase (Decrease) from Shareholder Activity	(211,485)		3,065,105

Net Increase (Decrease) in Net Assets	(39,690)		2,978,054

Net Assets at Beginning of Period	3,078,054		100,000
Net Assets at End of Period (Including Accumulated	$ 3,038,364		$ 3,078,054
Undistributed Net Investment Income (Loss) of ($10,314)
and $2,592, Respectively)

Share Transactions:
Issued	13,944		441,502
Reinvested	0		0
Redeemed	(34,050)		(139,845)
Net increase (decrease) in shares	(20,105)		301,657
Shares outstanding beginning of period	311,657		10,000
Shares outstanding end of period	291,552		311,657

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	5/1/2005		5/3/2004*
	to		to
	10/31/2005		4/30/2005
Net Asset Value -
Beginning of Period	$ 9.88		$ 10.00
Net Investment Income/(Loss) **	(0.04)		0.01
Net Gains or Losses on Securities
(realized and unrealized)	0.58		(0.13)
Total from Investment Operations	0.54		(0.12)

Distributions (From Net Investment Income)	0.00		0.00
Distributions (From Capital Gains)	0.00		0.00
Total Distributions	0.00		0.00

Net Asset Value -
End of Period	$ 10.42		$ 9.88
Total Return	5.47%	***	(1.20)%	***

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)	3,038		3,078

Ratio of Expenses to Average Net Assets *****	1.75%	****	1.75%	****
Ratio of Net Income to Average Net Assets	-0.81%	****	0.08%	****

Portfolio Turnover Rate	597.72%	****	772.71%

* Commencement of Operations.
** Per share amounts were calculated using the average shares method.
*** Not Annualized
**** Annualized
***** Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

(UNAUDITED)

October 31, 2005

1.) ORGANIZATION

Aviemore Fund (the "Fund") is a non-diversified series of the Aviemore Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on May 3, 2004.  The Fund’s investment adviser is Aviemore Asset Management, Inc. (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:  The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on sales of investments are calculated on the identified cost bases. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2005 Semi-Annual Report  5

Notes to the Financial Statements   (Unaudited)  - continued

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Aviemore Asset Management Inc. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Aviemore Asset Management pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.75% of the average daily net assets of the Fund. For the six-month period ended October 31, 2005, the Adviser earned management fees totaling $27,870 of which $4,519 was still due to the Adviser at October 31, 2005.

4.) INVESTMENT TRANSACTIONS

For the six-month period ended October 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,745,956 and $8,107,486 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at October 31, 2005 was $2,913,492. At October 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                  (Depreciation)

                 Net Appreciation (Depreciation)

  $128,592                         ($1,530)                                          $127,062

5.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund. The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS also is an officer of the Trust.

The Trustees who are not interested persons of the Fund received $500 each in Trustee fees from the Adviser through October 31, 2005.

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2005, the Trust Company of America, held, in aggregate, 26.97% of the Fund and thus may be deemed to control the Fund.

PROXY VOTING GUIDELINES (Unaudited)

Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com or is also available without charge, upon request, by calling our toll free number(1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  6

Board of Trustees

Paul Michael Frank

Sophie DeVennish Sisler

Sharyn Finkelstein

Investment Adviser

Aviemore Asset Management, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Aviemore Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:                       1/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:                       1/6/06

By: /s/ Paul Michael Frank

Paul Michael Frank

Chief Financial Officer

Date:                       1/6/06